Fair Value: Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Carrying amounts and estimated fair values of the Company's financial instruments which are not measured at fair value on a recurring basis

	2015			2014
	Carrying	Estimated		Carrying	Estimated
	Amount	Fair Value	Level	Amount	Fair Value	Level

Financial instruments recorded as assets:
Cash	$ 1,013	$ 1,013	1	$ 1,921	$ 1,921	1
Policy loans	-	n/a	n/a	104	n/a	n/a
Assets on deposit	825,552	699,721	2	304,434	294,710	2
Financial instruments recorded as liabilities:
Investment-type contracts	825,552	699,721	2	304,434	294,710	2